OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets:
Prepaid expenses	$ 2,939	$ 2,292
Inventories	2,077	1,990
Others	38,646	2,968
Other current assets	47,882	71,997
Lease and operate agreement, net pre-commissioning contractual cash flows, current assets	31,600
Hilli Common Units
Other non-current assets:
Dividends payable, amount waived	2,400
Money market deposits and bank accounts
Other non-current assets:
Interest receivable	2,053	3,929
Interest rate swap
Other non-current assets:
Interest receivable	1,745	2,461
MTM asset on derivatives	422	2,697
Commodity contract
Other non-current assets:
MTM asset on derivatives	0	48,079
Receivable from TTF linked commodity swap derivatives	$ 0	$ 7,581